Quarterly Report
January 31, 2020
MFS®  Global Alternative
Strategy Fund

Portfolio of Investments
1/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 73.0%
Aerospace – 0.8%
CACI International, Inc., “A” (a)	531	$142,011
Cubic Corp.	249	16,257
Embraer S.A., ADR (a)	3,504	59,007
FLIR Systems, Inc.	1,420	73,187
Honeywell International, Inc.	396	68,595
Huntington Ingalls Industries, Inc.	274	71,514
Kratos Defense & Security Solutions, Inc. (a)	2,775	50,894
L3Harris Technologies, Inc.	1,571	347,709
Leidos Holdings, Inc.	669	67,214
ManTech International Corp., “A”	274	21,997
Northrop Grumman Corp.	99	37,082
Rolls-Royce Holdings PLC	30,642	271,101
Singapore Technologies Engineering Ltd.	31,700	94,108
TransDigm Group, Inc.	187	120,293
United Technologies Corp.	404	60,681
		$1,501,650
Airlines – 0.2%
Aena S.A.	249	$46,159
Alaska Air Group, Inc.	398	25,707
Delta Air Lines, Inc.	1,076	59,976
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	16,199	123,339
Malaysia Airports Holdings Berhad	8,700	14,309
Ryanair Holdings PLC, ADR (a)	437	37,849
		$307,339
Alcoholic Beverages – 1.1%
Ambev S.A., ADR	7,425	$30,888
China Resources Beer Holdings Co. Ltd.	44,000	203,940
Compania Cervecerias Unidas S.A., ADR	3,655	65,132
Constellation Brands, Inc., “A”	162	30,504
Diageo PLC	7,837	311,498
Heineken N.V.	3,567	388,952
Molson Coors Beverage Co.	2,812	156,291
Pernod Ricard S.A.	5,567	966,244
		$2,153,449
Apparel Manufacturers – 1.0%
Adidas AG	341	$108,085
Coats Group PLC	65,043	65,018
Compagnie Financiere Richemont S.A.	2,975	218,183
Levi Strauss & Co., “A”	4,090	80,328
LVMH Moet Hennessy Louis Vuitton SE	2,328	1,020,613
NIKE, Inc., “B”	2,535	244,120
PVH Corp.	846	73,746
Skechers USA, Inc., “A” (a)	2,964	110,824
		$1,920,917
Automotive – 0.6%
Copart, Inc. (a)	2,622	$266,028
Hella KGaA Hueck & Co.	567	26,776
IAA, Inc. (a)	1,651	78,026
Koito Manufacturing Co. Ltd.	1,800	77,566
Lear Corp.	325	40,033
LKQ Corp. (a)	3,376	110,345
Methode Electronics, Inc.	763	24,988

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Automotive – continued
NGK Spark Plug Co. Ltd	3,500	$60,978
Stanley Electric Co. Ltd.	2,700	69,202
Stoneridge, Inc. (a)	2,743	76,420
USS Co. Ltd.	10,400	189,235
Visteon Corp. (a)	881	70,313
		$1,089,910
Biotechnology – 0.6%
10x Genomics, Inc., “A” (a)	346	$31,621
Adaptive Biotechnologies Corp. (a)	1,189	35,557
Aimmune Therapeutics, Inc. (a)	708	21,983
Amicus Therapeutics, Inc. (a)	3,957	34,980
Biogen, Inc. (a)	669	179,861
Bio-Techne Corp.	1,181	247,974
Gilead Sciences, Inc.	1,598	100,994
Immunomedics, Inc. (a)	1,093	20,297
Incyte Corp. (a)	2,297	167,842
Morphosys AG, ADR (a)	1,099	34,827
Neurocrine Biosciences, Inc. (a)	309	30,925
Sarepta Therapeutics, Inc. (a)	144	16,698
Tricida, Inc. (a)	741	26,128
Twist Bioscience Corp. (a)	1,223	30,379
Vertex Pharmaceuticals, Inc. (a)	859	195,036
		$1,175,102
Broadcasting – 0.2%
Netflix, Inc. (a)	860	$296,777
Brokerage & Asset Managers – 1.5%
Apollo Global Management, Inc.	1,354	$64,071
ASX Ltd.	1,555	87,607
BlackRock, Inc.	599	315,883
Blackstone Group, Inc.	142	8,672
Charles Schwab Corp.	7,133	324,908
CME Group, Inc.	91	19,757
Computershare Ltd.	11,322	134,529
Daiwa Securities Group, Inc.	15,500	78,522
E*TRADE Financial Corp.	583	24,847
Euronext N.V.	1,534	133,296
Hamilton Lane, Inc., “A”	1,160	75,342
Hong Kong Exchanges & Clearing Ltd.	2,200	72,483
IG Group Holdings PLC	10,243	89,785
Intercontinental Exchange, Inc.	1,276	127,268
NASDAQ, Inc. (f)	8,164	950,779
Raymond James Financial, Inc.	639	58,424
Schroders PLC	2,016	85,534
TMX Group Ltd.	1,394	128,982
WisdomTree Investments, Inc.	4,858	20,452
		$2,801,141
Business Services – 4.5%
Accenture PLC, “A”	6,338	$1,300,621
Amdocs Ltd.	1,054	75,835
BrightView Holdings, Inc. (a)	2,098	33,148
Clarivate Analytics PLC (a)	3,903	78,685
Compass Group PLC	16,339	404,975
CoStar Group, Inc. (a)	227	148,229
Doshisha Co. Ltd.	3,900	60,322
Edenred	1,609	87,064

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – continued
Endava PLC, ADR (a)	804	$37,121
Equifax, Inc.	2,122	318,088
EVO Payments, Inc., “A” (a)	1,141	31,617
Fidelity National Information Services, Inc.	4,297	617,307
Fiserv, Inc. (a)(f)	12,415	1,472,543
FleetCor Technologies, Inc. (a)	522	164,550
Global Payments, Inc.	4,293	839,067
Intertek Group PLC	2,292	174,331
Meitec Corp.	1,900	108,277
MSCI, Inc.	1,203	343,817
Nomura Research Institute Ltd.	9,300	206,042
PayPal Holdings, Inc. (a)	8,112	923,876
PRA Group, Inc. (a)	1,680	59,405
SGS S.A.	89	257,889
Sodexo	934	97,992
TransUnion	1,878	172,213
TriNet Group, Inc. (a)	1,047	59,742
Verisk Analytics, Inc., “A”	2,772	450,367
WNS (Holdings) Ltd., ADR (a)	1,309	93,410
		$8,616,533
Cable TV – 1.0%
Altice USA, Inc., “A” (a)	1,009	$27,606
Charter Communications, Inc., “A” (a)	949	491,070
Comcast Corp., “A” (f)	30,320	1,309,521
		$1,828,197
Chemicals – 0.8%
3M Co.	1,149	$182,300
Celanese Corp.	403	41,711
Eastman Chemical Co.	854	60,865
FMC Corp.	1,080	103,237
Givaudan S.A.	171	564,556
Ingevity Corp. (a)	783	51,067
LyondellBasell Industries N.V., “A”	2,234	173,939
PPG Industries, Inc.	3,236	387,802
		$1,565,477
Computer Software – 6.1%
8x8, Inc. (a)	679	$12,643
Adobe Systems, Inc. (a)	3,173	1,114,167
Altair Engineering, Inc., “A” (a)	1,365	50,437
ANSYS, Inc. (a)	1,745	478,706
Autodesk, Inc. (a)	1,099	216,338
Avalara, Inc. (a)	597	50,829
Bill.com Holdings, Inc. (a)	338	17,008
Black Knight, Inc. (a)	1,547	103,525
Cadence Design Systems, Inc. (a)(f)	13,184	950,698
Change Healthcare, Inc. (a)	1,681	26,089
Check Point Software Technologies Ltd. (a)	656	74,987
Computer Modelling Group Ltd.	35,363	215,908
Coupa Software, Inc. (a)	389	62,687
Dassault Systemes S.A.	2,478	430,647
DocuSign, Inc. (a)	532	41,767
Everbridge, Inc. (a)	1,121	101,608
Microsoft Corp. (f)	22,656	3,856,731
OBIC Co. Ltd.	4,400	602,353
Okta, Inc. (a)	1,850	236,893
Oracle Corp.	19,238	1,009,033

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Pagerduty, Inc. (a)	2,195	$51,187
Paylocity Holding Corp. (a)	454	64,418
Phreesia, Inc. (a)	956	29,636
RingCentral, Inc. (a)	176	36,182
Salesforce.com, Inc. (a)	2,654	483,851
SAP SE	5,639	736,838
Veeva Systems, Inc. (a)	1,049	153,794
VeriSign, Inc. (a)	2,262	470,813
Zendesk, Inc. (a)	639	55,210
		$11,734,983
Computer Software - Systems – 3.1%
Amadeus IT Group S.A.	13,271	$1,042,343
Apple, Inc.	8,262	2,557,172
Box, Inc., “A” (a)	1,342	20,170
Constellation Software, Inc.	86	90,396
EMIS Group PLC	5,870	89,140
EPAM Systems, Inc. (a)	200	45,628
Five9, Inc. (a)	336	24,101
Fujitsu Ltd.	700	74,290
Hitachi Ltd.	17,100	653,006
International Business Machines Corp.	502	72,152
NICE Systems Ltd., ADR (a)	714	123,022
Pluralsight, Inc., “A” (a)	2,429	47,098
Proofpoint, Inc. (a)	386	47,405
Q2 Holdings, Inc. (a)	984	85,795
Rapid7, Inc. (a)	1,625	96,493
RealPage, Inc. (a)	994	58,000
ServiceNow, Inc. (a)(f)	1,516	512,757
Square, Inc., “A” (a)	353	26,366
Temenos AG	507	82,061
Venture Corp. Ltd.	6,600	77,986
Verint Systems, Inc. (a)	1,935	112,230
Zebra Technologies Corp., “A” (a)	253	60,472
		$5,998,083
Conglomerates – 0.2%
Ansell Ltd.	5,613	$118,713
DCC PLC	1,472	119,193
Melrose Industries PLC	16,800	51,734
		$289,640
Construction – 1.5%
Ashtead Group PLC	3,729	$120,888
Forterra PLC	12,252	53,228
Fortune Brands Home & Security, Inc.	466	32,019
Geberit AG	229	121,062
GMS, Inc. (a)	1,110	29,659
Masco Corp.	2,194	104,259
Mid-America Apartment Communities, Inc., REIT	518	71,075
Owens Corning	1,999	120,919
Reliance Worldwide Corp.	26,967	79,200
Sherwin-Williams Co.	1,188	661,704
Stanley Black & Decker, Inc.	548	87,313
Summit Materials, Inc., “A” (a)	3,037	66,723
Techtronic Industries Co. Ltd.	13,000	103,045
Toll Brothers, Inc. (f)	13,910	617,048
Toto Ltd.	2,300	93,062
Trex Co., Inc. (a)	784	77,020

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – continued
Vulcan Materials Co.	3,078	$435,937
Whirlpool Corp.	291	42,535
		$2,916,696
Consumer Products – 2.4%
Colgate-Palmolive Co. (f)	8,973	$662,028
Energizer Holdings, Inc.	1,883	87,108
Estee Lauder Cos., Inc., “A”	1,001	195,355
International Flavors & Fragrances, Inc.	243	31,860
Kao Corp.	6,000	479,432
Kimberly-Clark Corp.	281	40,251
Kobayashi Pharmaceutical Co. Ltd.	13,900	1,123,428
L’Oréal S.A.	3,639	1,016,626
Newell Brands, Inc.	5,504	107,493
Prestige Brands Holdings, Inc. (a)	1,218	49,402
Procter & Gamble Co.	724	90,225
Reckitt Benckiser Group PLC	8,465	702,092
Sensient Technologies Corp.	724	43,259
		$4,628,559
Consumer Services – 0.6%
51job, Inc., ADR (a)	533	$38,456
Asante, Inc.	5,400	98,038
Booking Holdings, Inc. (a)	5	9,153
Bright Horizons Family Solutions, Inc. (a)	3,125	511,656
Carsales.com Ltd.	1,240	13,973
Cogna Educacao S.A.	21,361	57,247
Grand Canyon Education, Inc. (a)	707	55,344
MakeMyTrip Ltd. (a)	5,548	127,604
OneSpaWorld Holdings Ltd.	3,164	47,492
Peloton Interactive, Inc., “A” (a)	382	12,362
Persol Holdings Co. Ltd.	300	5,373
Planet Fitness, Inc. (a)	1,098	88,707
Regis Corp. (a)	2,109	32,732
Seek Ltd.	1,559	23,262
		$1,121,399
Containers – 0.3%
Berry Global Group, Inc. (a)	2,600	$110,552
Brambles Ltd.	10,212	84,954
Gerresheimer AG	1,131	89,622
Graphic Packaging Holding Co.	9,091	142,092
Reynolds Consumer Products, Inc. (a)	1,212	34,603
WestRock Co.	988	38,532
		$500,355
Electrical Equipment – 1.8%
AMETEK, Inc.	3,843	$373,347
Amphenol Corp., “A”	2,817	280,207
CTS Corp.	794	23,272
Generac Holdings, Inc. (a)	806	83,494
HD Supply Holdings, Inc. (a)	3,622	147,560
IMI PLC	10,573	154,137
Legrand S.A.	1,316	105,668
Littlefuse, Inc.	445	78,725
Mettler-Toledo International, Inc. (a)(f)	758	573,942
Rockwell Automation, Inc.	1,397	267,749
Schneider Electric SE	9,265	930,125
Sensata Technologies Holding PLC (a)	1,397	66,036

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – continued
Spectris PLC	6,299	$220,090
TE Connectivity Ltd.	699	64,434
TriMas Corp. (a)	1,553	44,618
WESCO International, Inc. (a)	764	36,985
		$3,450,389
Electronics – 3.3%
Analog Devices, Inc.	4,583	$502,984
ASM International N.V.	1,221	149,024
Broadcom, Inc.	1,373	418,985
Corning, Inc.	1,295	34,564
Halma PLC	36,590	1,018,041
Intel Corp.	16,507	1,055,293
Keysight Technologies, Inc. (a)	288	26,781
Kyocera Corp.	1,000	65,624
Marvell Technology Group Ltd.	2,191	52,672
Maxim Integrated Products, Inc.	914	54,950
Mellanox Technologies Ltd. (a)	469	56,702
Monolithic Power Systems, Inc.	1,211	207,287
nLIGHT, Inc. (a)	3,395	59,650
NXP Semiconductors N.V.	4,385	556,281
Plexus Corp. (a)	869	61,803
Samsung Electronics Co. Ltd.	1,462	68,420
Silicon Laboratories, Inc. (a)	277	27,232
Silicon Motion Technology Corp., ADR	3,164	145,196
Taiwan Semiconductor Manufacturing Co. Ltd.	11,654	124,671
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	20,591	1,110,679
Texas Instruments, Inc.	4,176	503,834
		$6,300,673
Energy - Independent – 0.8%
Cabot Oil & Gas Corp.	2,038	$28,715
Caltex Australia Ltd.	3,106	70,285
ConocoPhillips	652	38,748
Diamondback Energy, Inc.	437	32,513
Marathon Petroleum Corp.	1,067	58,152
Matador Resources Co. (a)	1,136	16,665
Oil Search Ltd.	8,032	38,333
Phillips 66 (s)	4,026	367,856
Pioneer Natural Resources Co.	659	88,965
TORC Oil & Gas Ltd. (l)	15,896	46,124
Valero Energy Corp.	7,082	597,083
WPX Energy, Inc. (a)	8,290	99,066
		$1,482,505
Energy - Integrated – 0.4%
BP PLC	20,640	$124,474
BP PLC, ADR	1,715	61,963
Cairn Energy PLC (a)	19,191	42,954
Eni S.p.A.	5,196	72,943
Exxon Mobil Corp.	6,131	380,858
Galp Energia SGPS S.A.	5,246	79,359
Hess Corp.	795	44,973
		$807,524

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Engineering - Construction – 0.2%
Construction Partners, Inc., “A” (a)	2,023	$33,946
KBR, Inc.	5,873	159,746
Quanta Services, Inc.	2,447	95,800
		$289,492
Entertainment – 0.1%
CTS Eventim AG	981	$61,199
IMAX Corp. (a)	2,300	38,042
Manchester United PLC, “A”	3,141	58,328
Six Flags Entertainment Corp.	1,618	61,694
		$219,263
Food & Beverages – 2.6%
Archer Daniels Midland Co.	1,418	$63,470
Britvic PLC	8,125	99,297
Cal-Maine Foods, Inc.	930	33,192
Chocoladefabriken Lindt & Sprungli AG	22	184,666
Coca-Cola European Partners PLC	1,053	55,398
Danone S.A.	11,358	911,993
Hostess Brands, Inc. (a)	4,434	59,504
Ingredion, Inc.	491	43,208
J.M. Smucker Co.	592	61,337
Kellogg Co.	597	40,721
Mondelez International, Inc.	981	56,290
Mowi A.S.A.	3,708	88,770
Nestle S.A.	17,098	1,888,378
Nestle S.A., ADR	3,301	363,968
Nomad Foods Ltd. (a)	3,019	60,923
PepsiCo, Inc.	531	75,413
Post Holdings, Inc. (a)	301	31,476
S Foods, Inc.	2,400	57,773
Sanderson Farms, Inc.	361	49,706
Tyson Foods, Inc., “A”	9,100	751,933
		$4,977,416
Food & Drug Stores – 0.1%
Grocery Outlet Holding Corp. (a)	1,734	$56,771
Japan Meat Co. Ltd.	4,300	88,994
Kroger Co.	1,753	47,086
Sundrug Co. Ltd.	1,000	33,809
Wal-Mart Stores, Inc.	368	42,132
		$268,792
Forest & Paper Products – 0.1%
Suzano Papel e Celulose S.A., ADR	11,898	$109,581
Gaming & Lodging – 0.5%
Dalata Hotel Group PLC	15,316	$77,542
Flutter Entertainment PLC	4,125	468,556
Marriott International, Inc., “A”	1,130	158,268
Royal Caribbean Cruises Ltd.	458	53,623
Wyndham Hotels & Resorts, Inc.	2,855	163,220
		$921,209
General Merchandise – 0.3%
B&M European Value Retail S.A.	15,413	$74,023
Dollar General Corp.	330	50,625
Dollar Tree, Inc. (a)	2,821	245,624
Dollarama, Inc.	4,465	152,129

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
General Merchandise – continued
Ollie's Bargain Outlet Holdings, Inc. (a)	1,442	$76,484
		$598,885
Health Maintenance Organizations – 0.3%
Cigna Corp. (f)	3,174	$610,614
Humana, Inc.	117	39,340
		$649,954
Insurance – 3.0%
AIA Group Ltd.	90,000	$887,310
Aon PLC (s)	4,109	905,007
Arthur J. Gallagher & Co.	2,257	231,500
Assurant, Inc.	525	68,544
Athene Holding Ltd. (a)	1,135	49,441
Beazley PLC	46,030	329,138
Chubb Ltd.	385	58,516
CNO Financial Group, Inc.	3,205	56,376
Equitable Holdings, Inc.	1,759	42,251
Everest Re Group Ltd.	369	102,054
Fairfax Financial Holdings Ltd.	518	231,785
Hanover Insurance Group, Inc.	486	67,350
Hartford Financial Services Group, Inc.	1,600	94,848
Hiscox Ltd.	6,986	121,124
Lincoln National Corp.	966	52,628
Marsh & McLennan Cos., Inc.	2,518	281,663
MetLife, Inc. (f)	13,769	684,457
Prudential Financial, Inc.	6,893	627,677
Reinsurance Group of America, Inc.	298	42,927
Safety Insurance Group, Inc.	133	12,247
Sony Financial Holdings, Inc.	5,200	119,410
Swiss Re Ltd.	568	64,277
Third Point Reinsurance Ltd. (a)	4,235	46,119
Travelers Cos., Inc.	3,559	468,436
Willis Towers Watson PLC	302	63,810
Zurich Insurance Group AG	270	112,322
		$5,821,217
Internet – 2.1%
Alphabet, Inc., “A” (a)	607	$869,698
Alphabet, Inc., “C” (a)	884	1,267,859
Baidu, Inc., ADR (a)	2,904	358,818
CarGurus, Inc. (a)	629	22,424
Facebook, Inc., “A” (a)(f)	3,847	776,748
IAC/InterActiveCorp (a)	610	148,590
Naver Corp.	2,286	339,540
Rightmove PLC	22,667	196,891
Scout24 AG	738	50,868
Stamps.com, Inc. (a)	341	25,401
		$4,056,837
Leisure & Toys – 0.5%
Brunswick Corp.	2,091	$131,419
Electronic Arts, Inc. (a)	4,237	457,257
Funko, Inc., “A” (a)	2,995	45,015
Harley-Davidson, Inc.	801	26,754
Take-Two Interactive Software, Inc. (a)	3,019	376,288
		$1,036,733

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 3.1%
AGCO Corp. (f)	9,794	$686,951
Allison Transmission Holdings, Inc.	11,132	492,034
Cummins, Inc. (f)	5,113	817,927
Daikin Industries Ltd.	1,100	154,795
Eaton Corp. PLC (s)	5,414	511,461
Enerpac Tool Group Corp.	1,208	27,917
Flowserve Corp.	418	19,512
GEA Group AG	10,746	322,855
Illinois Tool Works, Inc.	2,646	462,997
ITT, Inc.	1,103	73,989
Kennametal, Inc.	2,056	64,332
Kubota Corp.	6,500	100,779
Nordson Corp.	949	160,248
Regal Beloit Corp.	4,059	318,469
Ritchie Bros. Auctioneers, Inc.	864	36,478
Ritchie Bros. Auctioneers, Inc.	11,867	500,989
Roper Technologies, Inc.	1,547	590,428
Schindler Holding AG	375	97,098
Spirax-Sarco Engineering PLC	4,842	570,333
		$6,009,592
Major Banks – 1.1%
Bank of America Corp.	8,905	$292,351
BNP Paribas	2,586	137,793
Comerica, Inc.	771	47,154
Goldman Sachs Group, Inc.	351	83,450
Huntington Bancshares, Inc.	5,142	69,777
JPMorgan Chase & Co. (f)	4,524	598,797
KeyCorp	4,233	79,200
Mitsubishi UFJ Financial Group, Inc.	20,000	102,318
Morgan Stanley	2,228	116,435
PNC Financial Services Group, Inc.	227	33,721
State Street Corp.	1,117	84,479
TCF Financial Corp.	1,701	71,918
UBS Group AG	10,087	125,669
Wells Fargo & Co.	3,915	183,770
		$2,026,832
Medical & Health Technology & Services – 1.9%
AmerisourceBergen Corp.	2,702	$231,183
Charles River Laboratories International, Inc. (a)	538	83,164
CVS Health Corp.	5,086	344,933
Guardant Health, Inc. (a)	456	34,674
HCA Healthcare, Inc. (f)	8,729	1,211,585
HealthEquity, Inc. (a)	686	45,317
Hogy Medical Co. Ltd.	2,700	92,351
ICON PLC (a)	1,578	266,082
Laboratory Corp. of America Holdings (a)	180	31,572
McKesson Corp.	3,349	477,601
Miraca Holdings, Inc.	2,700	70,885
PRA Health Sciences, Inc. (a)	1,134	114,886
Premier, Inc., “A” (a)	9,390	326,490
Quest Diagnostics, Inc.	401	44,379
Sonic Healthcare Ltd.	2,709	56,474
Teladoc Health, Inc. (a)	636	64,688
Universal Health Services, Inc.	469	64,305
		$3,560,569

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 2.8%
Becton, Dickinson and Co.	243	$66,869
Boston Scientific Corp. (a)	6,299	263,739
Danaher Corp. (f)	5,104	821,080
Envista Holdings Corp. (a)	2,140	63,323
EssilorLuxottica	3,882	577,991
Inspire Medical Systems, Inc. (a)	401	29,995
iRhythm Technologies, Inc. (a)	793	67,905
Masimo Corp. (a)	1,358	231,675
Medtronic PLC	8,012	924,905
Merit Medical Systems, Inc. (a)	1,429	52,044
Nevro Corp. (a)	313	41,601
Nihon Kohden Corp.	2,700	79,318
OptiNose, Inc. (a)	3,069	24,030
OrthoPediatrics Corp. (a)	1,503	69,033
PerkinElmer, Inc.	4,230	391,190
QIAGEN N.V. (a)	5,707	190,893
Quidel Corp. (a)	776	59,597
Silk Road Medical, Inc. (a)	923	42,956
STERIS PLC	1,701	256,324
Terumo Corp.	2,800	99,942
Thermo Fisher Scientific, Inc. (f)	2,410	754,788
TransMedics Group, Inc. (a)	854	14,953
West Pharmaceutical Services, Inc.	399	62,224
Zimmer Biomet Holdings, Inc.	573	84,747
		$5,271,122
Natural Gas - Distribution – 0.2%
China Resources Gas Group Ltd.	8,000	$42,084
Italgas S.p.A.	18,513	123,109
New Jersey Resources Corp.	905	37,395
NiSource, Inc.	1,442	42,265
Sempra Energy	592	95,099
South Jersey Industries, Inc.	3,134	96,527
		$436,479
Natural Gas - Pipeline – 0.2%
APA Group	6,861	$51,149
Enbridge, Inc.	977	39,725
Enterprise Products Partners LP	1,139	29,352
Equitrans Midstream Corp.	7,083	68,493
Plains GP Holdings LP	5,442	90,609
Targa Resources Corp.	955	34,858
		$314,186
Network & Telecom – 0.2%
Interxion Holding N.V. (a)	899	$78,240
LM Ericsson Telephone Co., “B”	4,612	36,295
Motorola Solutions, Inc.	378	66,906
QTS Realty Trust, Inc., REIT, “A”	1,391	79,120
VTech Holdings Ltd.	7,100	64,149
		$324,710
Oil Services – 0.2%
Apergy Corp. (a)	568	$14,688
Core Laboratories N.V.	1,574	55,295
Frank's International N.V. (a)	9,386	32,851
Halliburton Co.	1,491	32,519
Helmerich & Payne	558	22,627
NOW, Inc. (a)	5,071	50,761

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – continued
Patterson-UTI Energy, Inc.	11,857	$94,144
		$302,885
Other Banks & Diversified Financials – 4.3%
Aeon Financial Service Co. Ltd.	4,300	$67,034
AIB Group PLC	23,093	67,972
Air Lease Corp.	1,272	54,620
American Express Co.	413	53,636
Bank of Hawaii Corp.	685	61,376
Bank OZK	887	24,109
Brookline Bancorp, Inc.	3,872	58,854
Cathay General Bancorp, Inc.	1,670	60,220
Chiba Bank Ltd.	14,500	78,210
Citigroup, Inc. (f)	23,961	1,782,938
Credicorp Ltd.	1,386	286,320
Cullen/Frost Bankers, Inc.	369	32,900
CVB Financial Corp.	1,208	25,090
Diamond Eagle Acquisition Corp. (a)	1,803	26,198
Discover Financial Services	4,994	375,199
Element Fleet Management Corp.	11,499	110,437
First Hawaiian, Inc.	3,322	96,537
First Republic Bank	818	90,700
Gores Holdings III, Inc., “A” (a)	3,275	33,962
Grupo Financiero Banorte S.A. de C.V.	44,766	275,033
Hanmi Financial Corp.	2,515	42,302
HDFC Bank Ltd.	4,572	78,571
HDFC Bank Ltd., ADR	7,810	447,357
Intesa Sanpaolo S.p.A.	45,510	113,337
Julius Baer Group Ltd.	2,042	102,397
KBC Group N.V.	1,328	97,589
Lakeland Financial Corp.	1,645	78,039
M&T Bank Corp.	316	53,252
Mastercard, Inc., “A”	219	69,191
Metropolitan Bank & Trust Co.	66,027	74,496
Nebula Acquisition Corp. (a)	1,374	14,647
Northern Trust Corp.	642	62,794
Prosperity Bancshares, Inc.	2,393	167,989
PT Bank Rakyat Indonesia (Persero) Tbk	152,200	49,712
Sandy Spring Bancorp, Inc.	670	23,316
Signature Bank	1,219	172,964
SLM Corp.	3,863	42,184
Synchrony Financial	17,009	551,262
Texas Capital Bancshares, Inc. (a)	1,236	67,930
Textainer Group Holdings Ltd. (a)	2,660	25,190
Truist Financial Corp.	2,787	143,725
U.S. Bancorp	8,808	468,762
UMB Financial Corp.	1,192	79,220
Umpqua Holdings Corp.	2,122	35,862
Visa, Inc., “A”	6,442	1,281,765
Wintrust Financial Corp.	2,697	170,666
		$8,175,864
Pharmaceuticals – 3.7%
Bayer AG	6,842	$554,312
BridgeBio Pharma, Inc. (a)	745	25,695
Collegium Pharmaceutical, Inc. (a)	1,140	22,931
Elanco Animal Health, Inc. (a)	2,014	62,233
Eli Lilly & Co. (f)	10,293	1,437,315
Forty Seven, Inc. (a)	762	28,095

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Genomma Lab Internacional S.A., “B” (a)	13,042	$15,447
GW Pharmaceuticals PLC, ADR (a)	339	39,165
Johnson & Johnson (s)	15,325	2,281,433
Kyowa Kirin Co. Ltd.	2,200	51,682
Merck & Co., Inc.	6,435	549,806
Mylan N.V. (a)	1,127	24,140
Novo Nordisk A.S., “B”	3,108	190,274
Orchard RX Ltd., ADR (a)	1,220	15,152
Principia Biopharma, Inc. (a)	628	33,064
Roche Holding AG	3,491	1,175,385
Santen Pharmaceutical Co. Ltd.	16,500	308,539
SpringWorks Therapeutics, Inc. (a)	957	30,126
Zoetis, Inc.	2,231	299,423
		$7,144,217
Pollution Control – 0.1%
Casella Waste Systems, Inc., “A” (a)	635	$32,506
Republic Services, Inc.	424	40,301
Stericycle, Inc. (a)	1,090	68,321
		$141,128
Precious Metals & Minerals – 0.2%
Agnico-Eagle Mines Ltd.	3,702	$228,822
Agnico-Eagle Mines Ltd.	1,535	94,894
		$323,716
Printing & Publishing – 0.6%
IHS Markit Ltd.	5,479	$432,074
Moody's Corp.	1,642	421,649
RELX PLC	2,206	58,522
Wolters Kluwer N.V.	2,525	190,200
		$1,102,445
Railroad & Shipping – 0.5%
Canadian National Railway Co.	5,714	$533,916
Canadian Pacific Railway Ltd.	174	46,251
Kansas City Southern Co.	751	126,686
Sankyu, Inc.	1,600	79,093
StealthGas, Inc. (a)	4,197	12,591
Union Pacific Corp.	929	166,681
		$965,218
Real Estate – 2.5%
Annaly Mortgage Management, Inc., REIT	2,374	$23,170
Ascendas Real Estate Investment Trust, REIT	48,700	111,854
Big Yellow Group PLC, REIT	2,607	40,588
Brixmor Property Group, Inc., REIT	4,638	92,574
Concentradora Fibra Danhos S.A. de C.V., REIT	53,664	82,390
Corporate Office Properties Trust, REIT	2,238	66,625
Deutsche Wohnen SE	6,444	273,005
EPR Properties, REIT	694	49,531
Equity Commonwealth, REIT	1,732	56,792
Extra Space Storage, Inc., REIT	884	97,841
Grand City Properties S.A.	5,179	132,796
Hibernia PLC, REIT	51,604	78,522
Industrial Logistics Properties Trust, REIT	6,594	150,937
Invesco Mortgage Capital, Inc., REIT	2,476	43,305
LEG Immobilien AG	944	116,577
Lexington Realty Trust, REIT	3,485	38,579

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Life Storage, Inc., REIT	1,243	$140,683
Medical Properties Trust, Inc., REIT	18,333	406,076
Office Properties Income Trust, REIT	1,681	57,204
Public Storage, Inc., REIT	1,423	318,410
Spirit Realty Capital, Inc., REIT	12,045	635,735
STAG Industrial, Inc., REIT	3,759	121,190
STORE Capital Corp., REIT	19,922	781,939
Sun Communities, Inc., REIT	470	76,220
TAG Immobilien AG	24,372	643,308
Two Harbors Investment Corp., REIT	4,085	62,337
VICI Properties, Inc., REIT	2,666	71,449
W.P. Carey, Inc., REIT	801	67,380
		$4,837,017
Restaurants – 0.7%
Chipotle Mexican Grill, Inc., “A” (a)	24	$20,802
Darden Restaurants, Inc.	1,046	121,786
Performance Food Group Co. (a)	1,541	79,808
Starbucks Corp. (f)	11,189	949,163
Wendy's Co.	2,005	43,448
Yum China Holdings, Inc.	1,368	58,920
		$1,273,927
Special Products & Services – 0.0%
Boyd Group Services, Inc.	421	$66,166
Specialty Chemicals – 1.6%
Akzo Nobel N.V.	1,342	$126,956
Axalta Coating Systems Ltd. (a)	5,402	155,631
Compass Minerals International, Inc.	785	45,444
Corteva, Inc.	3,815	110,330
Croda International PLC	2,803	184,476
DuPont de Nemours, Inc.	4,743	242,747
Element Solutions, Inc. (a)	4,150	48,555
Ferro Corp. (a)	9,848	134,721
Ferroglobe PLC (a)	4,097	3,492
Kansai Paint Co. Ltd.	5,900	141,325
Linde PLC	4,718	963,041
Nitto Denko Corp.	1,200	66,197
RPM International, Inc.	513	36,613
Sika AG	3,039	547,411
Symrise AG	1,035	106,683
Univar Solutions, Inc. (a)	6,986	150,548
		$3,064,170
Specialty Stores – 2.3%
Amazon.com, Inc. (a)(f)	1,078	$2,165,400
Best Buy Co., Inc.	1,444	122,292
BJ's Wholesale Club Holdings, Inc. (a)	2,557	52,470
Burlington Stores, Inc. (a)	824	179,195
Dufry AG	636	55,293
Hudson Ltd., “A” (a)	3,126	34,292
Just Eat PLC (a)	4,967	56,472
Michaels Co., Inc. (a)	2,059	10,151
Nitori Co. Ltd.	500	77,932
O'Reilly Automotive, Inc. (a)	305	123,861
Ross Stores, Inc.	1,840	206,430
Ryohin Keikaku Co. Ltd.	3,700	61,876
Target Corp.	9,889	1,095,108

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – continued
Tractor Supply Co.	1,292	$120,091
Urban Outfitters, Inc. (a)	3,280	83,968
Zumiez, Inc. (a)	1,346	41,955
		$4,486,786
Telecommunications - Wireless – 0.9%
Advanced Info Service Public Co. Ltd.	7,300	$47,777
American Tower Corp., REIT	4,184	969,600
Infrastrutture Wireless Italiane S.p.A. (n)	10,893	113,258
KDDI Corp.	3,700	110,247
SBA Communications Corp., REIT	1,104	275,514
SoftBank Group Corp.	2,300	93,124
Tele2 AB, “B”	3,562	53,799
		$1,663,319
Telephone Services – 0.1%
Hellenic Telecommunications Organization S.A.	3,450	$51,654
Verizon Communications, Inc.	3,202	190,327
		$241,981
Tobacco – 0.8%
Altria Group, Inc.	9,016	$428,531
British American Tobacco PLC	3,137	139,081
Japan Tobacco, Inc.	2,800	59,250
Philip Morris International, Inc. (f)	9,762	807,317
Swedish Match AB	2,374	134,496
		$1,568,675
Trucking – 0.1%
Hamakyorex Co. Ltd.	2,100	$63,071
Knight-Swift Transportation Holdings, Inc.	925	34,299
Schneider National, Inc.	5,506	122,619
Yamato Holdings Co. Ltd.	2,000	32,060
		$252,049
Utilities - Electric Power – 2.3%
AES Corp.	13,084	$259,848
American Electric Power Co., Inc.	329	34,288
Black Hills Corp.	1,234	102,459
CenterPoint Energy, Inc.	1,845	48,856
CLP Holdings Ltd.	6,500	67,522
CMS Energy Corp.	1,623	111,192
Duke Energy Corp.	5,991	584,901
Edison International	469	35,902
Eversource Energy	897	82,919
Exelon Corp.	9,065	431,403
FirstEnergy Corp.	1,889	95,942
Iberdrola S.A.	10,975	120,136
NextEra Energy, Inc.	149	39,962
NRG Energy, Inc.	15,168	559,547
Orsted A.S.	429	46,861
Pinnacle West Capital Corp.	859	83,916
Portland General Electric Co.	1,549	95,263
Public Service Enterprise Group, Inc.	1,296	76,723
Southern Co.	9,805	690,272
Vistra Energy Corp.	33,763	760,343

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
WEC Energy Group, Inc.	384	$38,358
		$4,366,613
Total Common Stocks		$139,356,343
Bonds – 19.1%
Aerospace – 0.6%
Boeing Co., 2.95%, 2/01/2030	$200,000	$205,941
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027	160,000	170,670
L3Harris Technologies, Inc., 3.85%, 6/15/2023 (n)	238,000	252,945
Lockheed Martin Corp., 2.9%, 3/01/2025	333,000	349,755
Spirit AeroSystems, Inc., 4.6%, 6/15/2028	175,000	179,835
		$1,159,146
Apparel Manufacturers – 0.2%
Tapestry, Inc., 4.125%, 7/15/2027	$369,000	$385,617
Automotive – 0.5%
Aptiv PLC, 5.4%, 3/15/2049	$150,000	$178,894
General Motors Co., 4.875%, 10/02/2023	400,000	433,612
Lear Corp., 3.8%, 9/15/2027	221,000	230,430
Lear Corp., 5.25%, 5/15/2049	175,000	191,521
		$1,034,457
Broadcasting – 0.3%
Discovery Communications, Inc., 4.875%, 4/01/2043	$250,000	$280,702
Prosus N.V., 3.68%, 1/21/2030 (n)	200,000	206,708
ViacomCBS, Inc., 4.375%, 3/15/2043	155,000	168,381
		$655,791
Brokerage & Asset Managers – 0.7%
Charles Schwab Corp., 3.2%, 1/25/2028	$284,000	$304,820
E*TRADE Financial Corp., 2.95%, 8/24/2022	173,000	176,988
E*TRADE Financial Corp., 3.8%, 8/24/2027	131,000	140,207
Intercontinental Exchange, Inc., 2.35%, 9/15/2022	353,000	358,788
Intercontinental Exchange, Inc., 3.75%, 12/01/2025	277,000	303,026
		$1,283,829
Building – 0.3%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	$200,000	$216,406
Masco Corp., 4.375%, 4/01/2026	302,000	334,323
		$550,729
Business Services – 0.4%
Fidelity National Information Services, Inc., 3.5%, 4/15/2023	$369,000	$387,283
Fiserv, Inc., 4.4%, 7/01/2049	75,000	87,930
Verisk Analytics, Inc., 4.125%, 3/15/2029	173,000	194,549
		$669,762
Cable TV – 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$335,000	$437,383
Comcast Corp., 2.35%, 1/15/2027	179,000	182,324
Cox Communications, Inc., 4.6%, 8/15/2047 (n)	250,000	291,965
SES Global Americas Holdings GP, 5.3%, 3/25/2044 (n)	178,000	185,385
		$1,097,057

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Chemicals – 0.2%
Cydsa S.A.B. de C.V., 6.25%, 10/04/2027 (n)	$200,000	$207,500
Sherwin-Williams Co., 3.8%, 8/15/2049	213,000	228,444
		$435,944
Computer Software – 0.3%
Dell International LLC/EMC Corp., 4.9%, 10/01/2026 (n)	$238,000	$264,955
Microsoft Corp., 4.25%, 2/06/2047	300,000	382,611
		$647,566
Computer Software - Systems – 0.2%
Apple, Inc., 4.25%, 2/09/2047	$300,000	$371,257
Conglomerates – 0.2%
Westinghouse Air Brake Technologies Corp., 4.4%, 3/15/2024	$211,000	$228,456
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	118,000	133,417
		$361,873
Consumer Products – 0.3%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	$300,000	$316,056
Whirlpool Corp., 4.75%, 2/26/2029	228,000	261,999
		$578,055
Consumer Services – 0.4%
Booking Holdings, Inc., 3.6%, 6/01/2026	$536,000	$584,586
Visa, Inc., 2.75%, 9/15/2027	220,000	233,152
		$817,738
Electrical Equipment – 0.1%
Arrow Electronics, Inc., 3.875%, 1/12/2028	$260,000	$274,191
Electronics – 0.2%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.5%, 1/15/2028	$306,000	$315,210
Energy - Independent – 0.3%
Cimarex Energy Co., 3.9%, 5/15/2027	$178,000	$184,710
Concho Resources, Inc., 4.3%, 8/15/2028	169,000	185,143
Hess Corp., 5.8%, 4/01/2047	150,000	177,984
		$547,837
Energy - Integrated – 0.3%
BP Capital Markets America, Inc., 3.41%, 2/11/2026	$340,000	$364,935
Eni S.p.A., 4.75%, 9/12/2028 (n)	200,000	231,807
		$596,742
Entertainment – 0.2%
Royal Caribbean Cruises Ltd., 3.7%, 3/15/2028	$312,000	$326,577
Financial Institutions – 0.3%
AerCap Ireland Capital DAC, 3.65%, 7/21/2027	$300,000	$314,738
AerCap Ireland Capital Ltd., 4.875%, 1/16/2024	150,000	164,365
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	94,000	101,728
		$580,831
Food & Beverages – 0.7%
Anheuser-Busch InBev Worldwide, Inc., 4.15%, 1/23/2025	$300,000	$330,883
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049	150,000	204,653
Bacardi Ltd., 5.15%, 5/15/2038 (n)	114,000	133,826
Constellation Brands, Inc., 3.5%, 5/09/2027	300,000	322,191

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
Constellation Brands, Inc., 4.1%, 2/15/2048	$269,000	$299,692
		$1,291,245
Forest & Paper Products – 0.3%
Celulosa Arauco y Constitucion, 4.2%, 1/29/2030 (n)	$200,000	$203,940
Suzano Austria GmbH, 6%, 1/15/2029	250,000	282,250
		$486,190
Gaming & Lodging – 0.3%
Marriott International, Inc., 4.5%, 10/01/2034	$250,000	$291,054
VICI Properties, Inc., 4.125%, 8/15/2030 (n)	275,000	278,520
		$569,574
Insurance – 0.2%
American International Group, Inc., 4.5%, 7/16/2044	$331,000	$393,668
Insurance - Health – 0.2%
Centene Corp., 4.25%, 12/15/2027 (n)	$70,000	$72,975
UnitedHealth Group, Inc., 4.625%, 7/15/2035	306,000	378,078
		$451,053
Insurance - Property & Casualty – 1.0%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023	$588,000	$608,053
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049	145,000	156,711
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024	700,000	741,203
Progressive Corp., 4.125%, 4/15/2047	157,000	191,167
Willis North America, Inc., 3.875%, 9/15/2049	200,000	209,475
		$1,906,609
Machinery & Tools – 0.2%
CNH Industrial Capital LLC, 3.85%, 11/15/2027	$332,000	$351,583
Major Banks – 2.9%
Bank of America Corp., 3.124% to 1/20/2022, FLR (LIBOR - 3mo. + 1.16%) to 1/20/2023	$397,000	$406,493
Bank of America Corp., 3.366% to 1/23/2025, FLR (LIBOR - 3mo. + 0.81%) to 1/23/2026	700,000	743,691
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028	550,000	590,322
JPMorgan Chase & Co., 3.25%, 9/23/2022	650,000	675,357
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR (LIBOR - 3mo. + 1.337%) to 2/01/2028	500,000	547,980
JPMorgan Chase & Co., 6.75% to 2/01/2024, FLR (LIBOR - 3mo. + 3.78%) to 1/29/2049	500,000	563,680
Morgan Stanley, 3.125%, 7/27/2026	364,000	385,388
Morgan Stanley, 3.95%, 4/23/2027	580,000	631,935
PNC Bank N.A., 2.7%, 10/22/2029	375,000	386,208
PNC Financial Services Group, Inc., 2.55%, 1/22/2030	201,000	205,383
Wells Fargo & Co., 3.75%, 1/24/2024	210,000	224,281
Wells Fargo & Co., 3.9%, 5/01/2045	167,000	195,675
		$5,556,393
Medical & Health Technology & Services – 0.8%
Alcon Finance Corp., 2.75%, 9/23/2026 (n)	$200,000	$207,184
Becton, Dickinson and Co., 3.734%, 12/15/2024	73,000	78,361
Becton, Dickinson and Co., 4.685%, 12/15/2044	388,000	477,303
HCA, Inc., 5.125%, 6/15/2039	176,000	202,978
Laboratory Corp. of America Holdings, 3.6%, 2/01/2025	207,000	220,201
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	359,000	419,542
		$1,605,569

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical Equipment – 0.2%
Boston Scientific Corp., 3.75%, 3/01/2026	$84,000	$91,525
Zimmer Biomet Holdings, Inc., 3.55%, 4/01/2025	250,000	266,833
		$358,358
Metals & Mining – 0.3%
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/01/2022	$180,000	$182,025
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	331,000	348,196
		$530,221
Midstream – 1.3%
APT Pipelines Ltd., 5%, 3/23/2035 (n)	$472,000	$537,415
Cheniere Energy, Inc., 3.7%, 11/15/2029 (n)	112,000	116,111
Dominion Gas Holdings LLC, 2.8%, 11/15/2020	713,000	717,815
Energy Transfer Partners LP, 5.15%, 3/15/2045	150,000	155,717
MPLX LP, 4.5%, 4/15/2038	182,000	188,052
Plains All American Pipeline, 3.55%, 12/15/2029	175,000	174,029
Plains All American Pipeline LP/PAA Finance Corp., 4.3%, 1/31/2043	150,000	138,257
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	336,000	359,646
Western Midstream Operating LP, 5.25%, 2/01/2050	160,000	151,695
		$2,538,737
Municipals – 0.2%
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 3.384%, 12/01/2040	$160,000	$170,357
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, 4.081%, 6/15/2039	180,000	191,516
		$361,873
Natural Gas - Distribution – 0.2%
NiSource, Inc., 2.95%, 9/01/2029	$228,000	$234,546
NiSource, Inc., 5.65%, 2/01/2045	85,000	112,895
		$347,441
Network & Telecom – 0.1%
AT&T, Inc., 5.65%, 2/15/2047	$144,000	$188,625
Oil Services – 0.1%
Halliburton Co., 5%, 11/15/2045	$165,000	$189,616
Pollution Control – 0.1%
Republic Services, Inc., 3.95%, 5/15/2028	$243,000	$273,512
Retailers – 0.4%
Dollar Tree, Inc., 4%, 5/15/2025	$193,000	$208,994
Dollar Tree, Inc., 4.2%, 5/15/2028	138,000	151,490
Home Depot, Inc., 3.9%, 6/15/2047	245,000	286,922
Macy's Retail Holdings, Inc., 4.3%, 2/15/2043	100,000	84,533
		$731,939
Telecommunications - Wireless – 1.0%
American Tower Corp., REIT, 3.5%, 1/31/2023	$325,000	$339,347
American Tower Corp., REIT, 5%, 2/15/2024	200,000	222,670
American Tower Corp., REIT, 4%, 6/01/2025	264,000	287,277
Crown Castle International Corp., 4.45%, 2/15/2026	617,000	687,155
Crown Castle International Corp., 3.7%, 6/15/2026	369,000	398,484
		$1,934,933
Transportation - Services – 0.1%
Adani Ports & Special Economic Zone Ltd., 3.375%, 7/24/2024 (n)	$200,000	$204,602

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – 0.2%
U.S. Treasury Bonds, 3%, 2/15/2048 (f)	$350,000	$423,596
Utilities - Electric Power – 1.7%
Alabama Power Co., 3.45%, 10/01/2049	$177,000	$191,213
Berkshire Hathaway Energy, 4.5%, 2/01/2045	273,000	331,508
Duke Energy Progress LLC, 3.45%, 3/15/2029	289,000	317,001
Enel Finance International N.V., 4.875%, 6/14/2029 (n)	250,000	289,704
ENGIE Energía Chile S.A., 3.4%, 1/28/2030 (n)	200,000	202,200
Exelon Corp., 3.497%, 6/01/2022	346,000	356,554
Georgia Power Co., 3.7%, 1/30/2050	121,000	130,861
Jersey Central Power & Light Co., 4.3%, 1/15/2026 (n)	182,000	202,192
MidAmerican Energy Co., 3.95%, 8/01/2047	200,000	238,880
PPL Capital Funding, Inc., 5%, 3/15/2044	385,000	467,683
Virginia Electric & Power Co., 2.875%, 7/15/2029	444,000	466,159
		$3,193,955
Total Bonds		$36,579,501
Preferred Stocks – 0.2%
Consumer Products – 0.1%
Henkel AG & Co. KGaA	2,484	$253,284
Specialty Chemicals – 0.1%
Fuchs Petrolub SE	2,922	$129,626
Total Preferred Stocks		$382,910
Investment Companies (h) – 6.5%
Money Market Funds – 6.5%
MFS Institutional Money Market Portfolio, 1.62% (v)	12,408,772	$12,410,013
Collateral for Securities Loaned – 0.0%
JPMorgan U.S. Government Money Market Fund, 1.51% (j)	55,234	$55,234
Securities Sold Short – (0.0)%
Medical & Health Technology & Services – (0.0)%
Healthcare Services Group, Inc.	(256)	$(6,554)
Telecommunications - Wireless – (0.0)%
Crown Castle International Corp., REIT	(73)	$(10,938)
Total Securities Sold Short		$(17,492)

Other Assets, Less Liabilities – 1.2%		2,217,060
Net Assets – 100.0%		$190,983,569
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $12,410,013 and $176,373,988, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $4,969,172, representing 2.6% of net assets.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand
Derivative Contracts at 1/31/20
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CHF	1,375,829	USD	1,402,000	JPMorgan Chase Bank N.A.	2/12/2020	$27,172
GBP	7,834,254	USD	10,233,724	JPMorgan Chase Bank N.A.	2/12/2020	113,554
HKD	2,004,731	USD	256,000	Goldman Sachs International	2/12/2020	2,082
HKD	1,120,782	USD	143,085	Goldman Sachs International	2/20/2020	1,180
INR	5,980,440	USD	83,040	JPMorgan Chase Bank N.A.	2/12/2020	703
JPY	600,699,159	USD	5,535,000	JPMorgan Chase Bank N.A.	2/12/2020	11,413
NOK	5,399,762	USD	586,311	Goldman Sachs International	2/12/2020	772
NZD	416,185	USD	264,067	Goldman Sachs International	2/12/2020	4,979
USD	6,987,817	AUD	10,218,236	JPMorgan Chase Bank N.A.	2/12/2020	146,891
USD	217,924	BRL	909,113	Goldman Sachs International	2/20/2020	5,830
USD	534,691	DKK	3,600,026	JPMorgan Chase Bank N.A.	2/12/2020	108
USD	511,624	EUR	461,078	Goldman Sachs International	2/12/2020	18
USD	568,162	KRW	656,982,480	JPMorgan Chase Bank N.A.	2/12/2020	16,872
USD	655,000	NOK	5,991,628	Goldman Sachs International	2/12/2020	3,567
USD	2,236,000	NZD	3,369,556	Goldman Sachs International	2/12/2020	57,724
USD	465,114	SGD	631,442	JPMorgan Chase Bank N.A.	2/12/2020	2,399
USD	105,503	TOF	3,204,240	JPMorgan Chase Bank N.A.	2/12/2020	3,038
USD	365,549	TWD	11,006,325	JPMorgan Chase Bank N.A.	2/12/2020	1,114
USD	101,216	TWD	3,014,200	JPMorgan Chase Bank N.A.	3/18/2020	1,288
USD	237,503	ZAR	3,558,491	Goldman Sachs International	2/12/2020	656
						$401,360

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
AUD	8,042,963	USD	5,478,909	JPMorgan Chase Bank N.A.	2/12/2020	$(94,289)
CAD	11,422,793	USD	8,656,144	JPMorgan Chase Bank N.A.	2/12/2020	(24,951)
EUR	539,163	USD	602,000	Goldman Sachs International	2/12/2020	(3,752)
EUR	1,603,537	USD	1,786,000	JPMorgan Chase Bank N.A.	2/12/2020	(6,739)
KRW	135,486,000	USD	117,218	Goldman Sachs International	2/12/2020	(3,528)
NOK	87,930,943	USD	9,652,805	Goldman Sachs International	2/12/2020	(92,611)
NZD	5,240,313	USD	3,413,000	Goldman Sachs International	2/12/2020	(25,359)
SEK	79,090,486	USD	8,272,278	Goldman Sachs International	2/12/2020	(53,602)
USD	2,228,083	CAD	2,956,839	JPMorgan Chase Bank N.A.	2/12/2020	(6,139)
USD	13,024,331	CHF	12,813,926	JPMorgan Chase Bank N.A.	2/12/2020	(286,410)
USD	102,865	DKK	697,038	JPMorgan Chase Bank N.A.	2/12/2020	(642)
USD	19,616,696	EUR	17,680,344	JPMorgan Chase Bank N.A.	2/12/2020	(1,153)
USD	9,328,346	GBP	7,217,476	JPMorgan Chase Bank N.A.	2/12/2020	(204,307)
USD	1,891,524	HKD	14,795,729	Goldman Sachs International	2/12/2020	(13,225)
USD	191,130	HKD	1,496,573	JPMorgan Chase Bank N.A.	2/12/2020	(1,533)
USD	126,391	ILS	439,381	JPMorgan Chase Bank N.A.	2/12/2020	(975)
USD	424,248	INR	30,399,524	JPMorgan Chase Bank N.A.	2/28/2020	(767)
USD	18,935,192	JPY	2,055,468,495	JPMorgan Chase Bank N.A.	2/12/2020	(43,489)
USD	115,798	MXN	2,241,897	Goldman Sachs International	2/12/2020	(2,710)
USD	7,931,508	NZD	12,385,879	Goldman Sachs International	2/12/2020	(75,440)
USD	116,161	RUB	7,501,212	Goldman Sachs International	2/12/2020	(1,049)
USD	2,940,998	SEK	28,389,261	Goldman Sachs International	2/12/2020	(9,068)
						$(951,738)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
AEX 25 Index	Short	EUR	14	$1,825,474	February – 2020	$64,750
BIST 30 Index	Long	TRY	2,195	5,286,470	February – 2020	169,123
FTSE 100 Index	Short	GBP	26	2,477,984	March – 2020	87,655
FTSE/JSE Top 40 Index	Short	ZAR	139	4,645,250	March – 2020	121,804
Hang Seng China Enterprises Index	Short	HKD	20	1,326,169	February – 2020	98,929
IBEX 35 Index	Short	EUR	3	311,997	February – 2020	3,969
IBOV Index	Short	BRL	54	1,436,575	February – 2020	863
Mexbol Index	Short	MXN	4	94,041	March – 2020	820
MSCI Singapore Index	Short	SGD	31	817,381	February – 2020	32,132
NIFTY Index	Short	USD	98	2,349,452	February – 2020	46,202
OMX 30 Index	Short	SEK	155	2,877,198	February – 2020	5,527
Russell 2000 Index	Short	USD	187	15,097,445	March – 2020	205,759
S&P MidCap 400 Index	Short	USD	81	16,256,700	March – 2020	96,003
Topix Index	Short	JPY	3	458,670	March – 2020	18,204
						$951,740
Interest Rate Futures
Australian Note 10 yr	Long	AUD	102	$10,097,544	March – 2020	$186,249
Euro-Bund 10 yr	Long	EUR	7	1,358,897	March – 2020	22,886
						$209,135
						$1,160,875

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Equity Futures
CAC 40 Index	Long	EUR	49	$3,154,094	February – 2020	$(120,219)
DAX Index	Long	EUR	4	1,441,099	March – 2020	(42,700)
FTSE MIB Index	Long	EUR	39	5,021,451	March – 2020	(37,494)
Hang Seng Index	Long	HKD	5	835,573	February – 2020	(65,146)
MSCI Taiwan Index	Long	USD	76	3,281,194	February – 2020	(224,648)
S&P 500 E-Mini Index	Short	USD	250	40,300,000	March – 2020	(976,480)
S&P/ASX 200 Index	Short	AUD	56	6,412,328	March – 2020	(78,163)
S&P/TSX 60 Index	Short	CAD	26	4,053,045	March – 2020	(80,161)
						$(1,625,011)
Interest Rate Futures
Canadian Treasury Bond 10 yr	Short	CAD	41	$4,404,542	March – 2020	$(91,453)
Japan Government Bond 10 yr	Short	JPY	5	7,053,666	March – 2020	(36,524)
Long Gilt 10 yr	Short	GBP	50	8,909,414	March – 2020	(142,782)
U.S. Treasury Note 10 yr	Short	USD	49	6,451,156	March – 2020	(119,616)
						$(390,375)
						$(2,015,386)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
11/06/21	USD	48,614,123	centrally cleared	1.634%/ Semi-annually	1.908% FLR (3-Month LIBOR)/Quarterly	$151,505	$—	$151,505
11/07/21	USD	5,085,000	centrally cleared	1.661%/ Semi-annually	1.893% FLR (3-Month LIBOR)/Quarterly	18,735	—	18,735
11/06/24	USD	20,200,000	centrally cleared	1.582% Semi-annually	1.908% FLR (3-Month LIBOR)/Quarterly	221,647	—	221,647
						$391,887	$—	$391,887
Liability Derivatives
Interest Rate Swaps
11/06/29	USD	10,300,000	centrally cleared	1.908% FLR (3-Month LIBOR)/Quarterly	1.702%/ Semi-annually	$(222,482)	$—	$(222,482)
11/06/49	USD	3,997,917	centrally cleared	1.908% FLR (3-Month LIBOR)/Quarterly	1.893%/ Semi-annually	(205,722)	—	(205,722)
						$(428,204)	$—	$(428,204)
At January 31, 2020, the fund had cash collateral of $1,031,870 and other liquid securities with an aggregate value of $12,333,971 to cover any collateral or margin obligations for securities sold short and certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of January 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$96,400,745	$—	$—	$96,400,745
France	6,416,052	—	—	6,416,052
United Kingdom	6,374,893	—	—	6,374,893
Japan	—	6,334,764	—	6,334,764
Switzerland	5,960,615	—	—	5,960,615
Germany	3,831,554	—	—	3,831,554
Canada	2,523,002	—	—	2,523,002
Netherlands	1,489,653	—	—	1,489,653
Taiwan	1,255,875	124,671	—	1,380,546
Other Countries	6,088,732	2,938,697	—	9,027,429
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	423,596	—	423,596
Municipal Bonds	—	361,873	—	361,873
U.S. Corporate Bonds	—	30,976,493	—	30,976,493
Foreign Bonds	—	4,817,539	—	4,817,539
Mutual Funds	12,465,247	—	—	12,465,247
Total	$142,806,368	$45,977,633	$—	$188,784,001
Securities Sold Short	$(17,492)	$—	$—	$(17,492)
Other Financial Instruments
Futures Contracts – Assets	$842,487	$318,388	$—	$1,160,875
Futures Contracts – Liabilities	(1,647,429)	(367,957)	—	(2,015,386)
Forward Foreign Currency Exchange Contracts – Assets	—	401,360	—	401,360
Forward Foreign Currency Exchange Contracts – Liabilities	—	(951,738)	—	(951,738)
Swap Agreements – Assets	—	391,887	—	391,887
Swap Agreements – Liabilities	—	(428,204)	—	(428,204)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$10,211,101	$15,624,942	$13,425,747	$(429)	$146	$12,410,013
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$47,256	$—